Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Other Current Liabilities [Abstract]
Other current liabilities

Note 9. Other current liabilities

At June 30, 2025 and December 31, 2024, other current liabilities consisted of the following:

	June 30,	December 31,
	2025	2024
Accrued expenses (a)	$716,010	$793,873
Advance from customers (b)	498,446	147,849
Other payables (c)	2,581,439	2,727,401
	$3,795,895	$3,669,123

(a)	Accrued expenses mainly relate to staff-related expenses.

(b)	Advance payments from customers primarily refer to the prepayment made by customers for goods before their delivery. This arrangement involves customers paying upfront, ensuring a commitment to the purchase prior to receiving the products.

(c)	Other payables mainly include outstanding amounts owed to various non-trade vendors and value added tax (“VAT”) payables.